Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended											12 Months Ended					12 Months Ended
	May 29, 2011	May 30, 2010	May 30, 2010 Segment, Discontinued Operations [Member] LongHorn Steakhouse [Member]	May 31, 2009 Segment, Discontinued Operations [Member] LongHorn Steakhouse [Member]	May 29, 2011 Segment, Discontinued Operations [Member] Red Lobster [Member]	May 30, 2010 Segment, Discontinued Operations [Member] Red Lobster [Member]	May 25, 2008 Segment, Discontinued Operations [Member] Bahama Breeze Restaurants [Member]	May 27, 2007 Segment, Discontinued Operations [Member] Bahama Breeze Restaurants [Member]	May 29, 2011 Franchised Units [Member] LongHorn Steakhouse [Member]	May 29, 2011 Franchised Units [Member] Red Lobster [Member]	May 29, 2011 Entity Operated Units [Member]	May 29, 2011 Capitalized Software [Member]	May 29, 2011 Definite-Lived Intangible Assets [Member]	May 29, 2011 Building [Member]	May 29, 2011 Equipment [Member]	May 29, 2011 Maximum [Member]	May 29, 2011 Minimum [Member]
Expected number of new restaurants	0																60
Number of restaurants			3	1	2	3	9	9	5	22	52
Estimated useful life of property, plant and equipment, minimum (in years)														7	2
Estimated useful life of property, plant and equipment, maximum (in years)														40	10
Finite lived intangible assets, useful life minimum (in years)												3	1
Finite lived intangible assets, useful life maximum (in years)												10	20
Amortization expense, 2012	$ 10.4
Amortization expense, 2013	10.4
Amortization expense, 2014	10.4
Amortization expense, 2015	10.4
Amortization expense, 2016	10.4
Minimum eligible amount for maintenance of worker's compensation liability	0.5
Minimum eligible amount for maintenance of general liability claims	0.25
Renewal period of lease arrangements (years)																20	5
Aggregate cumulative translation losses	$ 0.4	$ 2.2